Leases (Details) - Schedule of Undiscounted Cash Flows to the Operating Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Oct. 01, 2022	Sep. 30, 2022	Sep. 30, 2008
Schedule of Undiscounted Cash Flows to the Operating Lease Liabilities [Abstract]
2024 (remaining nine months)					$ 401
2025		$ 537		$ 530	526
2026		526		537	545
2027		545		526	515
Total minimum lease payments		2,124			1,987
Less: imputed interest		(526)			(466)
Present value of future minimum lease payments		1,598	$ 1,862	2,653	1,521
Less: current obligations under leases	$ (325)	(318)			(325)
Long-term lease obligations	$ 1,196	$ 1,280			$ 1,196